Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

Note 7. Commitments and Contingencies

Leases

On July 17, 2025, the Company entered into a short-term lease for an office space in Cerritos, California (the “Lease”). The Lease commenced on September 1, 2025 and expires on June 30, 2026 and does not have any renewal option. The Company has made the short-term lease election and recognizes lease payments for its short-term lease on a straight line basis over the lease term.

For the three months ended March 31, 2026, lease expense related to the short-term lease was $22,272. For the three months ended March 31, 2025, there was no lease expense related to the short-term lease.

Legal Proceedings

On February 6, 2026, the Company entered into a settlement and release agreement with Clear Street LLC (the “Holder”), pursuant to which the Company agreed to issue 4,000,000 shares of its common stock to the Holder in exchange for the surrender and cancellation of 805,377 warrants to purchase shares of common stock held by the Holder. As of December 31, 2025, the Company determined this represented a Type I subsequent event in accordance with the guidance of ASC 855, Subsequent Events (“ASC 855”), in which the Company obtained additional evidence about conditions that existed at the date of the consolidated balance sheets. The Company estimated a settlement of $7,360,000, which was calculated using the fair value of the Company’s common stock on February 6, 2026, which was the day that stock was issued to the Holder. As of March 31, 2026 and December 31, 2025, the Company’s settlement payable was $0 and $7,360,000, respectively, which is included in settlement payable in the Company’s unaudited condensed consolidated balance sheets.

Pursuant to the Settlement Agreement, the Company and the Holder agreed to dismiss (a) an action pending in the United States District Court for the Central District of California and (b) an action pending in the United States District Court for the Southern District of New York, in which previously the Court entered a default judgment against the Company in the amount of $7,500,000 plus approximately $515,000 in interest, which judgment was registered in the Central District of California in the fourth quarter of 2025.

The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims other than those already disclosed. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

Underwriting Agreement

Prior to the Business Combination in connection with its initial public offering, Iris entered into an underwriting agreement with Cantor was engaged as the underwriters to Iris’ IPO. Cantor was entitled to an underwriting discount of 2% (or $5,520,000) of the gross proceeds of the IPO and deferred underwriting discount of 3.5% (or $9,660,000) of the gross proceeds of the IPO upon the completion of an initial business combination.

On October 11, 2023, Iris executed a fee reduction agreement with the underwriters to reduce the deferred underwriting discount of $9,660,000 to $8,000,000 in the event the Business Combination was consummated. Pursuant to the terms of the agreement, the reduced deferred underwriting discount was payable by the Iris to the underwriters in $1,000,000 cash and $7,000,000 of the common equity securities of the public entity that survives the transaction. The share price is subject to adjustment based on the five day volume-weighted average price prior to the filing of a resale registration statement covering such shares. As of April 30, 2025, Iris and the Company amended the fee reduction agreement with the underwriters to limit the total number of shares of common stock issuable to the underwriters to 1,750,000. Upon the consummation of the Business Combination, $9,160,000 in deferred underwriting fees were settled, of which $7,000,000 will be settled in common shares of the combined company, $500,000 was settled in cash and $1,660,000 was waived and no longer payable. The remaining $500,000 was to be settled upon the earlier of the consummation of the combined company’s next share offering, or in six months from the closing date of the Business Combination. As of March 31, 2026, the deferred underwriting fee payable was $500,000, which is included in deferred underwriting fee payable in the Company’s unaudited condensed consolidated balance sheets.

On April 30, 2025, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

On October 27, 2025, six months from the closing date of the Business Combination, the remaining $500,000 underwriting fee became due. As of the date of this Form 10-Q, the $500,000 underwriting fees remains unpaid.

Note 7. Commitments and Contingencies

Leases

On July 17, 2025, the Company entered into a short-term lease for an office space in Cerritos, California (the “Lease”). The Lease commenced on September 1, 2025 and expires on June 30, 2026 and does not have any renewal option. The Company has made the short-term lease election and recognizes lease payments for its short-term lease on a straight line basis over the lease term.

For the year ended December 31, 2025, lease expense related to the short-term lease was $2,784. For the year ended December 31, 2024, there was no lease expense related to the short-term lease.

Legal proceedings

On February 6, 2026, the Company entered into a settlement and release agreement with Clear Street LLC (the “Holder”), pursuant to which the Company agreed to issue 4,000,000 shares of its common stock, par value $0.0001 per share, to the Holder in exchange for the surrender and cancellation of 805,377 warrants to purchase shares of common stock held by the Holder. The Company has determined this represents a Type I subsequent event in accordance with the guidance of ASC 855, Subsequent Events (“ASC 855”), in which the Company obtained additional evidence about conditions that existed at the date of the consolidated balance sheets. As such, the Company has recorded the $7,360,000 as settlement payable, which was calculated using the fair value of the Company’s common stock on February 6, 2026, which was the day that stock was issued to the Holder, in its consolidated balance sheets as of December 31, 2025.

Pursuant to the Settlement Agreement, the Company and the Holder agreed to dismiss (a) an action pending in the United States District Court for the Central District of California and (b) an action pending in the United States District Court for the Southern District of New York, in which previously the Court entered a default judgment against the Company in the amount of $7,500,000 plus approximately $515,000 in interest, which judgment was registered in the Central District of California in the fourth quarter of 2025.

The Company is not a party to any other material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

Underwriting Agreement

Prior to the Business Combination in connection with its initial public offering, Iris entered into an underwriting agreement in which Cantor was engaged as the underwriters to Iris’ IPO. Cantor was entitled to an underwriting discount of 2% (or $5,520,000) of the gross proceeds of the IPO and deferred underwriting discount of 3.5% (or $9,660,000) of the gross proceeds of the IPO upon the completion of an initial business combination.

On October 11, 2023, Iris executed a fee reduction agreement with the underwriters to reduce the deferred underwriting discount of $9,660,000 to $8,000,000 in the event the Business Combination was consummated. Pursuant to the terms of the agreement, the reduced deferred underwriting discount was payable by the Iris to the underwriters in $1,000,000 cash and $7,000,000 of the common equity securities of the public entity that survives the transaction. The share price is subject to adjustment based on the five day volume-weighted average price prior to the filing of a resale registration statement covering such shares. As of April 30, 2025, Iris and the Company amended the fee reduction agreement with the underwriters to limit the total number of shares of common stock issuable to the underwriters to 1,750,000. Upon the consummation of the Business Combination, $9,160,000 in deferred underwriting fees were settled, of which $7,000,000 will be settled in common shares of the combined company, $500,000 was settled in cash and $1,660,000 was waived and no longer payable. The remaining $500,000 was to be settled upon the earlier of the consummation of the combined company’s next share offering, or in six months from the closing date of the Business Combination. As of December 31, 2025, the deferred underwriting fee payable was $500,000, which is included in Deferred underwriting fee payable in the Company’s consolidated balance sheets.

On April 30, 2025, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

On October 27, 2025, six months from the closing date of the Business Combination, the remaining $500,000 underwriting fee became due. As of the date of these consolidated financial statements, the $500,000 underwriting fees remains unpaid.